EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Employee expenses	$ 718,990	$ 670,616	$ 598,070
Wages and salaries	697,833	651,371	577,634
Severance indemnities	$ 21,157	$ 19,245	$ 20,436